MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Jun. 30, 2013
MORTGAGE-BACKED SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(Dollars in Thousands)
2013
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$135,621	$368	$(256)	$135,733
Private-label	3,647	621	(3)	4,265

Total	$139,268	$989	$(259)	$139,998

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(Dollars in Thousands)
2012
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$69,146	$99	$(24)	$69,221
Private-label	9,940	740	(88)	10,592

Total	$79,086	$839	$(112)	$79,813

Schedule of Mortgage-Backed Securities by Contractual Maturity

	Due in one year or less	Due after one through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)

HELD TO MATURITY
Amortized cost	$-	$-	$47	$139,221	$139,268
Fair value	-	-	47	139,951	139,998
Weighted average yield	-%	-%	1.41%	1.21%	1.21%